Loans Receivable, Net - Schedule of Loans Receivable, Net Consisted (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loans Receivable, Net Consisted [Abstract]
Loans receivable – principal amounts	$ 28,920,817
Interest receivable	1,217,475
Less: allowance for CECL
Total loans receivable, net	30,138,292
Less: amount classified as non-current assets	(9,740,817)
Amount classified as current assets	$ 20,397,475